INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,707	$ 1,333
Decrease related to settlements with tax authorities, net		(1,142)
Decrease related to prior year tax positions, net	(164)
Increase related to current year tax positions	684	1,516
Balance at the end of the year	$ 2,227	$ 1,707